Statement of Net Asset Available for Benefit - EPB 005 [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Investments, at fair value	$ 607,304,480	$ 544,683,259
Receivables:
Employer contribution receivable	4,879,373	4,173,914
Participant contributions receivable	644,314	88,127
Notes receivable from participants	10,958,327	9,556,609
Total Receivables	16,482,014	13,818,650
Total Assets	623,786,494	558,501,909
Liabilities
Accrued expenses	288,142	99,195
Excess contributions payable	8,174
Total Liabilities	296,316	99,195
Net Assets Available for Benefits	$ 623,490,178	$ 558,402,714